Company Balance Sheet (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Non-current assets
Other assets, net	$ 26	$ 32
Total non-current assets	9,202	9,466
Current assets
Trade and other receivables and prepayments, net	183	190
Cash and cash equivalents	678	861	$ 2,471	$ 2,676
Total current assets	892	1,082
Total assets	10,094	10,548
EQUITY
Share capital	81	81
Reserves	807	1,848
Total equity	888	1,929	$ 4,446	$ 4,409
Non-current liabilities
Borrowings	7,964	7,065
Total non-current liabilities	8,112	7,205
Current liabilities
Total liabilities	9,206	8,619
Total equity and liabilities	10,094	10,548
Net current liabilities	(202)	(332)
Total assets less current liabilities	9,000	9,134
Parent Company [Member]
Non-current assets
Interests in subsidiaries	1,154	1,144
Note receivable from a subsidiary	8,651	7,782
Other assets, net	2	0
Total non-current assets	9,807	8,926
Current assets
Trade and other receivables and prepayments, net	57	59
Cash and cash equivalents	12	6
Total current assets	69	65
Total assets	9,876	8,991
EQUITY
Share capital	81	81
Reserves	1,854	1,851
Total equity	1,935	1,932
Non-current liabilities
Borrowings	7,820	6,920
Other payables	0	3
Total non-current liabilities	7,820	6,923
Current liabilities
Other payables	121	136
Total liabilities	7,941	7,059
Total equity and liabilities	9,876	8,991
Net current liabilities	(52)	(71)
Total assets less current liabilities	$ 9,755	$ 8,855